Principal Accounting Policies - Summary of Contract Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Contract With Customer Asset And Liability [Line Items]
Contract balances—current	¥ 548,917	$ 77,313	¥ 462,080
Total contract balances	571,867		462,080
Freight listings [Member]
Contract With Customer Asset And Liability [Line Items]
Contract balances—current	502,787		435,567
Contract balances—non current	22,950		0
Others [Member]
Contract With Customer Asset And Liability [Line Items]
Contract balances—current	¥ 46,130		¥ 26,513